NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Schedule of major subsidiaries

% equity and voting[1]
Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
SETTE Inc.	84.53%

[1]Freedom Mobile Inc., previously a wholly-owned subsidiary, was wound-up in the Corporation on December 31, 2025.